Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 25, 2018	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000202617
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value	$ 9,579		$ 9,473			$ 10,326		$ 13,063		$ 9,709		$ 7,618		$ 7,676		$ 9,573		$ 11,098
C000202616
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value	10,000		9,910			10,834		13,736		10,240		8,044		8,136		10,172		11,812
C000103967
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		$ 9,574			$ 10,801		$ 10,716		$ 11,140		$ 10,897		$ 14,381		$ 10,534		$ 11,030		$ 13,324	$ 15,101	$ 20,586
C000103969
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			11,306		11,243		11,719		11,494		15,198		11,170		11,723		14,191	16,119	22,032
C000103968
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,190		11,024		11,369		11,042		14,454		10,524		10,921		13,101	14,723	19,930
C000103972
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			11,300		11,240		11,713		11,496		15,191		11,156		11,716		14,190	16,120	22,017
C000147183
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,576			11,664		12,915		14,200		14,132		19,531		15,675		17,993		20,375	23,457	24,966
C000147182
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			12,209		13,554		14,938		14,900		20,644		16,610		19,122		21,705	25,042	26,740
C000147177
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,080		13,272		14,483		14,313		19,625		15,643		17,823		20,020	22,879	24,165
C000107480
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,577			11,154		12,831		13,995		14,580		20,749		19,084		22,018		27,438	32,034	38,310
C000107477
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			11,682		13,473		14,731		15,385		21,943		20,228		23,399		29,234	34,204	41,007
C000107481
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,559		13,200		14,291		14,771		20,864		19,051		21,810		26,962	31,244	37,093
C000107482
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			11,676		13,468		14,731		15,387		21,944		20,228		23,407		29,244	34,219	41,045
MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI China All Shares Index
Accumulated Value	10,000		9,689			10,942		14,467		10,781		8,835		8,447		10,743		11,767
MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI China All Shares Index
Accumulated Value	$ 10,000		$ 9,689			$ 10,942		$ 14,467		$ 10,781		$ 8,835		$ 8,447		$ 10,743		$ 11,767
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EM Index (net)
Accumulated Value		10,000			12,375		13,389		13,551		13,092		18,447		13,783		14,024		15,784	18,196	26,113
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EM Index (net)
Accumulated Value		10,000			12,375		13,389		13,551		13,092		18,447		13,783		14,024		15,784	18,196	26,113
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EM Index (net)
Accumulated Value		10,000			12,375		13,389		13,551		13,092		18,447		13,783		14,024		15,784	18,196	26,113
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EM Index (net)
Accumulated Value		10,000			12,375		13,389		13,551		13,092		18,447		13,783		14,024		15,784	18,196	26,113
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (net)
Accumulated Value		10,000			11,878		13,153		13,908		14,202		19,778		16,663		19,417		23,179	26,927	33,301
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (net)
Accumulated Value		10,000			11,878		13,153		13,908		14,202		19,778		16,663		19,417		23,179	26,927	33,301
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (net)
Accumulated Value		10,000			11,878		13,153		13,908		14,202		19,778		16,663		19,417		23,179	26,927	33,301
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		$ 10,000			$ 11,790		$ 13,484		$ 14,889		$ 16,006		$ 22,536		$ 20,144		$ 24,091		$ 30,006	$ 34,556	$ 42,271